SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and deposits	¥ 2,238,383	¥ 2,076,564
Cash equivalents	43,530	43,951
Total	¥ 2,281,913	¥ 2,120,515